COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended	12 Months Ended							24 Months Ended
	Jun. 30, 2025 PEN (S/)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2016 PEN (S/) Subsidary	Dec. 31, 2016 USD ($) Subsidary	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)
Legal claim contingencies [Abstract]
Donations		S/ 22,687,000	S/ 23,518,000	S/ 23,354,000
Tax Assessment and Penalty Resolutions
Legal claim contingencies [Abstract]
Proceeds from tax resolution	S/ 1,568,000,000
Fuerza 2011 Campaign
Legal claim contingencies [Abstract]
Donations | $							$ 1,950,000	$ 1,700,000	$ 3,650,000
Peruanos Por el Kambio Campaign
Legal claim contingencies [Abstract]
Number of subsidiaries made donations | Subsidary					3	3
Peruanos Por el Kambio Campaign | BCP Stand-alone, Mibanco and Grupo Pacifico
Legal claim contingencies [Abstract]
Donations					S/ 711,000	$ 200,000